Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net Revenue
Cost of Goods Sold
Gross profit
General and administrative	2,721,451	2,747,693	4,386,375	9,457,134	10,284,815	1,742,008
Depreciation and amortization	20,500	4,642	29,493	13,293	17,935	12,500
Total Expense	2,741,951	2,752,335	4,415,868	9,470,427	10,302,750	1,754,508
Loss from Operations	(2,741,951)	(2,752,335)	(4,415,868)	(9,470,427)	(10,302,750)	(1,754,508)
Investment impairment charge						(1,019,960)
Loss on debt conversion				(5,184,447)	(5,498,820)	(433,610)
Penalty on convertible notes	(602,100)		(1,321,658)
Loss on settlement of liabilities						(95,082)
Debt extension fee						(40,000)
Forgiveness of federal relief loans					60,292
Interest expense	(51,340)	(53,903)	(142,302)	(174,587)	(228,240)	(381,034)
Amortization of debt discount		(515,200)	(263,200)	(3,138,452)	(3,653,652)	(1,065,879)
Derivative liability movements	84,895	1,578,361	(65,046)	4,714,451	5,128,255	(654,471)
Loss before Income Taxes	(3,310,496)	(1,743,077)	(6,208,074)	(13,253,462)	(14,494,915)	(5,444,544)
Income Taxes
Net Loss	(3,310,496)	(1,743,077)	(6,208,074)	(13,253,462)	(14,494,915)	(5,444,544)
Net loss attributable to non-controlling interest	7,652		29,381		12,789
Net loss attributable Innovative Payment Solutions, Inc. Stockholders’	$ (3,302,844)	$ (1,743,077)	$ (6,178,693)	$ (13,253,462)	$ (14,482,126)	$ (5,444,544)
Basic loss per share (in Dollars per share)	$ (0.01)	$ 0	$ (0.02)	$ (0.04)	$ (0.04)	$ (0.03)
Weighted Average Number of Shares Outstanding - Basic (in Shares)	375,956,027	364,722,331	370,615,966	323,034,956	334,343,830	171,391,733